Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Summary of Other Financial Liabilities
Other financial liabilities as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Financial liabilities measured at amortized cost	¥83,747	¥131,675
Financial liabilities measured at fair value through profit or loss:
Derivatives	171,630	122,477
Lease liabilities	322,923	326,944

Total	¥578,300	¥581,096

Current liabilities	¥276,861	¥264,598
Non-current liabilities	301,439	316,498

Total	¥578,300	¥581,096